Tax - Net deferred tax asset (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of net deferred tax asset
At 1 January	£ (1,157)	£ (1,141)
Implementation of IFRS 9 on 1 January 2018	16
Acquisitions and disposals of subsidiaries		(29)
Charge/(credit) to income statement	308	33
Charge/(credit) to other comprehensive income	(84)	4
Currency translation and other adjustments	(41)	(24)
At 31 December	(958)	(1,157)
Pension
Reconciliation of net deferred tax asset
At 1 January	(393)	(662)
Charge/(credit) to income statement	(40)	3
Charge/(credit) to other comprehensive income	(95)	266
At 31 December	(528)	(393)
Accelerated capital allowances
Reconciliation of net deferred tax asset
At 1 January	192	361
Acquisitions and disposals of subsidiaries		(29)
Charge/(credit) to income statement	22	(126)
Charge/(credit) to other comprehensive income	1
Currency translation and other adjustments	5	(14)
At 31 December	220	192
Expense provisions
Reconciliation of net deferred tax asset
At 1 January	(266)	(322)
Charge/(credit) to income statement	121	55
Currency translation and other adjustments	(14)	1
At 31 December	(159)	(266)
Financial instruments
Reconciliation of net deferred tax asset
At 1 January	198	395
Implementation of IFRS 9 on 1 January 2018	16
Charge/(credit) to income statement	154	46
Charge/(credit) to other comprehensive income	(23)	(243)
Currency translation and other adjustments	4
At 31 December	349	198
Tax losses carried forward
Reconciliation of net deferred tax asset
At 1 January	(939)	(1,050)
Charge/(credit) to income statement	5	121
Currency translation and other adjustments	(2)	(10)
At 31 December	(936)	(939)
Other
Reconciliation of net deferred tax asset
At 1 January	51	137
Charge/(credit) to income statement	46	(66)
Charge/(credit) to other comprehensive income	33	(19)
Currency translation and other adjustments	(34)	(1)
At 31 December	£ 96	£ 51